BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2021
BUSINESS COMBINATION
BUSINESS COMBINATION

3. BUSINESS COMBINATION

On December 17, 2021, Merger Sub, a wholly-owned subsidiary of CMLS III, merged with Legacy EQRx, with Legacy EQRx surviving as a wholly-owned subsidiary of CMLS III, a related party.  Pursuant to the terms of the Merger Agreement, on the Closing Date, each outstanding share of issued and outstanding common stock and preferred stock of Legacy EQRx was converted into the right to receive 0.627 shares (the “Exchange Ratio”) of the combined entity’s common stock, par value $0.0001 per share (“Common Stock”), resulting in the issuance of a total of 343,060,309 shares of Common Stock. Additionally, on the Closing Date, each option to purchase common stock of Legacy EQRx became an option to purchase shares of Common Stock of the combined company, subject to adjustment in accordance with the Exchange Ratio.

As of the Closing Date, each of the issued and outstanding shares of Class A common stock and Class B common stock (“Founders Stock”) of CMLS III automatically converted, on a one-for-one basis, into shares of Common Stock, and each of the issued and outstanding Private Warrants and Public Warrants automatically converted into warrants to acquire shares of Common Stock.

In connection with the Business Combination, CMLS III entered into agreements with existing and new investors to subscribe for and purchase an aggregate of 120.0 million shares of its common stock (the “PIPE Financing”) that resulted in gross proceeds of $1.2 billion upon the closing of the PIPE Financing. The closing of the Business Combination was a precondition to the PIPE Financing.

The number of shares of the Company’s common stock outstanding immediately following the consummation of the Business Combination was as follows:

Shares
Common stock of CMLS III outstanding prior to Business Combination	69,000,000
Less redemption of CMLS III shares	(39,587,066)
Less Founder Stock forfeited	(4,840,628)
Common stock of CMLS III as of the Business Combination	24,572,306
Common Stock issued pursuant to PIPE Financing	120,000,000
Business Combination and PIPE Financing shares	144,572,306
Common stock issued in Business Combination to Legacy EQRx shareholders	343,060,309
Total shares of common stock issued immediately after Business Combination	487,632,615

The Business Combination has been accounted for as a “reverse recapitalization” in accordance with U.S. GAAP. Under the reverse recapitalization model, the Business Combination was treated as Legacy EQRx issuing equity for the net assets of CMLS III, with no goodwill or intangible assets recorded. Under this method of accounting, CMLS III is treated as the “acquired” company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the merger, Legacy EQRx stockholders have a majority of the voting power of the combined company, Legacy EQRx comprises all of the ongoing operations of the combined entity, Legacy EQRx comprises a majority of the governing body of the combined company, and Legacy EQRx senior management comprises all of the senior management of the combined company.

In connection with the Business Combination, the Company received net proceeds of $1.3 billion from the merger and related PIPE Financing. The following table summarizes the elements of the net proceeds from the Business Combination and PIPE Financing transactions as of December 31, 2021 (in thousands):

Recapitalization
Cash - CMLS III's Trust account and cash (net of redemptions)	$158,160
Cash - PIPE Financing	1,200,000
Less transaction costs and fees paid as of the Closing Date	(53,596)
Proceeds from the Business Combination, net of transactions costs paid as of the Closing Date	1,304,564
Less transaction costs included in accounts payable and accrued expenses at December 31, 2021	(1,363)
Net proceeds from the Business Combination	$1,303,201

Following the Closing Date, Earn-Out Service Providers may receive a pro rata share of up to 35,000,000 additional shares of Common Stock if at any time between the 12-month anniversary of the Closing Date and the 36-month anniversary of the Closing Date (the “Earn-Out Period”), the Common Stock price is greater than or equal to $12.50 for a period of at least 20 out of 30 consecutive trading days (“Tranche 1”), and up to 15,000,000 additional share of common stock if at any time during the Earn-Out Period the Common Stock price is greater than or equal to $16.50 for a period of at least 20 out of 30 consecutive trading days (“Tranche 2”).

Upon the Closing, the contingent obligation to issue Earn-Out Shares to Earn-Out Service Providers who held equity not subject to any vesting conditions or restrictions as of the Closing Date were accounted for as a liability because as the Earn-Out Shares are not considered indexed to the Company’s common stock. The estimated fair value of the total Earn-Out Shares accounted for as liabilities at the Closing Date was $240.1 million based on a Monte Carlo simulation valuation model using a distribution of potential outcomes on a monthly basis. The contingent earn-out liability was remeasured to fair value as of December 31, 2021, resulting in the recording of a non-cash gain of $87.1 million for the year ended December 31, 2021, classified as a change in the fair value of the contingent earn-out liability in the consolidated statements of operations and comprehensive loss.

The Earn-Out Shares subject to liability accounting were valued using the following assumptions under the Monte Carlo simulation valuation model:

	December 31,	December 17,
	2021	2021
Market price of public stock	$6.82	$8.69
Expected share price volatility	54.0%	52.9%
Risk-free interest rate	0.96%	0.93%
Estimated dividend yield	0.0%	0.0%